General information - Narrative (Details)			12 Months Ended
	Dec. 31, 2025	Dec. 16, 2025	Dec. 31, 2025 segment businessLine
Disclosure of operating segments [line items]
Number of major lines of business | businessLine			3
Farming
Disclosure of operating segments [line items]
Number of segments | segment			3
Tether Investments SA | Adecoagro S.A.
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary (as a percent)	74.30%	74.30%